Reconciliation of Segment Measures to the Consolidated Income Statements (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation of Segment Measures to the Consolidated Income Statements
Schedule of reconciliation of total segment profit for reportable segments to profit before tax

	2025		2024		2023
	Actual	Constant	Actual	Constant	Actual
€ millions	Currency	Currency	Currency	Currency	Currency
Total revenue for ATS segment	32,847	33,751	30,248	30,370	27,359
Total revenue for Core Services segment	3,953	4,053	3,927	3,940	3,848
Total segment revenue	36,800	37,804	34,175	34,310	31,207
Adjustment for currency impact	0	-1,004	0	-135	0
 Total revenue	36,800	36,800	34,175	34,175	31,207
Total profit for ATS segment	13,345	13,647	11,253	11,329	9,510
Total profit for Core Services segment	432	440	283	280	249
Total segment profit	13,777	14,088	11,536	11,609	9,759
Adjustment for currency impact	0	-242	0	-78	0
Other expenses	-3,358	-3,427	-3,383	-3,378	-3,245
Adjustment for
Acquisition-related charges	-411	-411	-356	-356	-345
 Restructuring	-3	-3	-3,144	-3,144	-215
Regulatory compliance matter expenses	0	0	11	11	-155
Teradata litigation expenses	-387	-387	0	0	0
 Operating profit	9,617	9,617	4,665	4,665	5,799
 Other non-operating income/expense, net	118	118	-298	-298	-3
Financial income, net	-230	-230	-63	-63	-311
Adjustment for gains and losses from equity securities, net	764	764	461	461	-145
 Profit before tax	10,270	10,270	4,764	4,764	5,341